Nature and extent of risk arising from financial instruments (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Description for effect on foreign exchange rates	As at December 31, 2025, a 5% increase or decrease in the U.S. dollar exchange rate would increase or decrease the unrealized exchange gain (loss) by $244 (December 31, 2024 – $166).
Increase or decrease the unrealized exchange gain (loss)	$ 244	$ 166
SOFR [Member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease In credit facility expense due to change in basis point	$ 455	$ 315
Credit Facility - Liquid [Member]
Disclosure of detailed information about financial instruments [line items]
SOFR	3.87%	4.49%